Schedule of Cash Flow, Supplemental Disclosures (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 1	$ 10,216
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 2	8,169
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 3	$ 11,053